Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 06, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In general, our Compensation Committee grants Awards to our employees and individuals providing services to Granite Ridge pursuant to the MSA on an annual cadence in March of each year. During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of granting Awards, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	In general, our Compensation Committee grants Awards to our employees and individuals providing services to Granite Ridge pursuant to the MSA on an annual cadence in March of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of granting Awards
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market
price of the securities underlying the
award between the trading day ending
immediately prior to the disclosure of
material nonpublic information and the
trading day beginning immediately
following the disclosure of material
					nonpublic information
Luke C. Brandenberg	03/06/24	78,125	$6.06	$107,813	(1.98%)
Tyler S. Farquharson	03/06/24	56,250	$6.06	$77,625	(1.98%)

Luke C. Brandenberg [Member]
Awards Close in Time to MNPI Disclosures
Name		Luke C. Brandenberg
Underlying Securities | shares		78,125
Exercise Price | $ / shares		$ 6.06
Fair Value as of Grant Date | $		$ 107,813
Underlying Security Market Price Change		(0.0198)
Tyler S. Farquharson [Member]
Awards Close in Time to MNPI Disclosures
Name		Tyler S. Farquharson
Underlying Securities | shares		56,250
Exercise Price | $ / shares		$ 6.06
Fair Value as of Grant Date | $		$ 77,625
Underlying Security Market Price Change		(0.0198)